BASIC AND FULLY DILUTED LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	The Company's common stock equivalents, at June 30, 2015 and 2014, respectively, which are not included in the calculation of fully diluted loss per share because they are anti-dilutive, consisted of the following:

	2015	2014
Convertible promissory notes outstanding	121,942	121,077
Warrants outstanding	440,944	364,897
Stock options outstanding	204,900	199,411
Preferred stock outstanding	302,000	302,000
Common stock to be issued	600	300
Dividends on preferred stock outstanding	119,786	116,097

Total Common Stock Equivalents	1,190,172	1,103,782
The Company's common stock equivalents, at December 31, consisted of the following and have not been included in the calculation because they are anti-dilutive:

	2014	2013
Convertible Notes Outstanding	82,126	124,244
Warrants Outstanding	447,436	220,997
Stock Options Outstanding	196,300	167,500
Common Stock to be Issued	6,000	-
Preferred Stock Outstanding	302,000	302,000
Dividends on Preferred Stock Outstanding	122,907	101,907

Total Common Stock Equivalents	1,156,769	916,648